UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/06

FORM N-Q

Item 1. Schedule of Investments.

ADR - American Depository Receipts
a All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $11,794,363 and the total market value of the collateral held by the portfolio is $12,249,706.
b Non-income producing security.
c The value of this security has been determined in good faith under the direction of the Board of Trustees.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Balanced Portfolio
September 30, 2006 (Unaudited)

Common Stocks--71.3%	Shares	Value ($)
Consumer Discretionary--11.6%		
Apollo Group, Cl. A	16,000 a	787,840
Cabela's, Cl. A	60,000 a,b	1,303,800
Career Education	47,000 a	1,057,500
Corinthian Colleges	135,000 a	1,459,350
Cost Plus	44,800 a,b	536,256
Home Depot	20,000	725,400
Interpublic Group of Cos.	30,000 a,b	297,000
Kohl's	11,000 a	714,120
		6,881,266
Consumer Staples--4.7%		
Coca-Cola	20,800	929,344
Nestle, ADR	9,600	836,736
Wal-Mart Stores	21,000	1,035,720
		2,801,800
Energy--4.6%		
Chevron	22,500	1,459,350
Exxon Mobil	19,400	1,301,740
		2,761,090
Financial--16.5%		
American International Group	22,900	1,517,354
Bank of America	26,500	1,419,605
Berkshire Hathaway, Cl. A	10 a	958,000
Citigroup	25,000	1,241,750
Doral Financial	100,000	659,000
Fannie Mae	32,500	1,817,075
JPMorgan Chase & Co.	28,500	1,338,360
Marsh & McLennan Cos.	22,000	619,300
Realogy	12,000 a	272,160
		9,842,604
Health Care--15.5%		
Bausch & Lomb	15,000	751,950
Cardinal Health	24,400	1,604,056
Johnson & Johnson	13,500	876,690
Medtronic	24,300	1,128,492
Merck & Co.	15,400	645,260
Pfizer	74,000	2,098,640
Wright Medical Group	13,000 a	315,250
Wyeth	15,000	762,600
Zimmer Holdings	15,000 a	1,012,500
		9,195,438
Industrial--4.3%		
General Electric	37,500	1,323,750
Tyco International	44,000	1,231,560
		2,555,310
Information Technology--14.1%		
BISYS Group	53,800 a	584,268
Dell	10,000 a	228,400
Electronic Data Systems	44,000	1,078,880
First Data	24,000	1,008,000
Fiserv	25,000 a	1,177,250
Hewitt Associates, Cl. A	55,900 a	1,356,134

Microchip Technology			21,500	697,030
Microsoft			82,000	2,241,060
				8,371,022
Total Common Stocks				
(cost $38,642,119)				**42,408,530**

Preferred Stocks--2.0%				
Consumer Discretionary--.5%				
General Motors Corp.,				
Cum., $1.843752			16,000	**300,000**
Financial--.9%				
Citigroup Capital VII,				
Cum., $1.78124			22,300	**568,650**
Telecommunication Services--.6%				
Verizon South,				
Ser. F, Cum. $1.75			12,800	**328,000**
Total Preferred Stocks				
(cost $1,309,058)				**1,196,650**

Bonds and Notes--24.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Consumer Discretionary--3.2%				
Tribune,				
Unscd. Notes	4.88	8/15/10	2,000,000	**1,895,088**
Consumer Staples--1.7%				
HJ Heinz,				
Notes	6.00	3/15/08	1,000,000 b	**1,006,886**
Energy--.8%				
Marathon Oil,				
Notes	5.38	6/1/07	500,000	**500,344**
Financial--7.2%				
Bank of America,				
Sr. Notes	4.38	12/1/10	445,000	432,861
Berkshire Hathaway Finance,				
Notes	3.38	10/15/08	1,000,000	966,423
Ford Motor Credit,				
Notes	5.59	3/13/07	35,000 c	34,774
Ford Motor Credit,				
Notes	6.19	9/28/07	105,000 c	104,069
GMAC,				
Notes	6.13	2/1/07	45,000	44,942
GMAC,				
Notes	6.75	12/1/14	135,000 b	131,998
Hartford Life Insurance,				
Sr. Unscd. Notes, Ser. incM	5.75	9/15/13	500,000	497,727
International Lease Finance,				
Unsub. Notes	4.75	7/1/09	500,000	493,660
JPM Capital Trust I,				
Gtd. Cap. Secs.	7.54	1/15/27	700,000	726,772
Marsh & McLennan Cos.,				
Sr. Notes	7.13	6/15/09	850,000	883,268
				4,316,494
Industrial--1.3%				
Cardinal Health,				
Notes	6.75	2/15/11	750,000	**785,130**
Information Technology--1.6%				
First Data,				
Notes	3.90	10/1/09	1,000,000	**965,882**

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $3,019,381 and the total market value of the collateral held by the portfolio is $3,194,170.
c Variable rate security--interest rate subject to periodic change.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Variable Investment Fund, Developing Leaders Portfolio

September 30, 2006 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Commercial & Professional Services--7.3%		
Agilysys	201,400	2,827,656
Brightpoint	262,080 a,b	3,726,778
Cenveo	97,400 a,b	1,833,068
Consolidated Graphics	30,800 b	1,853,236
CRA International	29,200 a,b	1,391,672
IKON Office Solutions	458,500 a	6,162,240
Insight Enterprises	96,900 b	1,997,109
Kforce	205,600 b	2,452,808
LECG	48,800 b	915,488
MPS Group	220,500 a,b	3,331,755
Portfolio Recovery Associates	121,100 a,b	5,312,657
Resources Connection	95,700 a,b	2,563,803
Ritchie Brothers Auctioneers	44,200	2,369,562
Rush Enterprises, Cl. A	113,200 a,b	1,888,176
Spherion	450,700 b	3,222,505
Stamps.com	129,500 a,b	2,468,270
Viad	83,700	2,963,817
		47,280,600
Communications--1.7%		
Centennial Communications	171,100 a	911,963
Commonwealth Telephone Enterprises	90,600 a	3,735,438
CT Communications	215,400 a	4,678,488
Talk America Holdings	175,100 b	1,663,450
		10,989,339
Consumer Durables--.9%		
Avatar Holdings	11,600 a,b	685,096
Charles & Colvard	77,825 a	885,649
Ethan Allen Interiors	60,000 a	2,079,600
WMS Industries	65,800 b	1,922,018
		5,572,363
Consumer Non-Durables--1.6%		
Mannatech	211,000 a	3,738,920
USANA Health Sciences	148,000 a,b	6,599,320
		10,338,240
Consumer Services--5.0%		
Corinthian Colleges	261,600 b	2,827,896
Great Wolf Resorts	75,300 b	900,588
Jack in the Box	142,200 b	7,419,996
Jackson Hewitt Tax Service	39,300	1,179,393
Lakes Entertainment	59,500 a,b	574,770
Pinnacle Entertainment	210,400 a,b	5,916,448
Sinclair Broadcast Group, Cl. A	362,200	2,843,270
Six Flags	200,100 a,b	1,046,523
Sonic	99,800 a,b	2,256,478
Vail Resorts	113,700 a,b	4,550,274
World Wrestling Entertainment	146,700	2,410,281
		31,925,917
Electronic Technology--10.9%		
ADE	128,500 b	4,114,570
Aeroflex	382,300 a,b	3,930,044
American Science & Engineering	50,300 a,b	2,440,556

Broadwing	250,700 a,b	3,163,834
Ceradyne	54,000 a,b	2,218,860
Coherent	113,300 a,b	3,926,978
Exar	301,766 a,b	4,010,470
InterDigital Communications	190,400 a,b	6,492,640
Intevac	170,700 a,b	2,867,760
MIPS Technologies	231,000 b	1,559,250
Newport	125,000 b	2,037,500
OmniVision Technologies	276,900 a,b	3,951,363
Orbital Sciences	232,700 b	4,367,779
Power Integrations	217,300 b	4,259,080
Semtech	88,100 b	1,124,156
Silicon Image	493,100 b	6,272,232
SpectraLink	200,100	1,642,821
Trident Microsystems	241,900 b	5,626,594
Triumph Group	112,800 a	4,777,080
Vicor	131,000 a	1,511,740
		70,295,307
Energy Minerals--.6%		
Harvest Natural Resources	397,800 a,b	**4,117,230**
Finance--23.9%		
Arbor Realty Trust	130,400	3,333,024
Argonaut Group	52,400 b	1,625,972
BankUnited Financial, Cl. A	193,900 a	5,054,973
Boston Private Financial Holdings	194,300 a	5,417,084
Citizens Banking	136,500 a	3,584,490
Commerce Group	20,200	607,010
CompuCredit	144,600 a,b	4,368,366
Corus Bankshares	264,000 a	5,903,040
Deerfield Triarc Capital	110,500 a	1,448,655
Dollar Thrifty Automotive Group	39,800 a,b	1,773,886
Equity Inns	248,300 a	3,952,936
Equity One	199,800	4,789,206
Extra Space Storage	100,400	1,737,924
FelCor Lodging Trust	228,200	4,575,410
First Bancorp/Puerto Rico	200,900	2,221,954
First Community Bancorp/CA	37,700 a	2,109,315
First Midwest Bancorp/IL	122,900	4,656,681
First Niagara Financial Group	283,400	4,131,972
First Republic Bank/San Francisco, CA	47,800 a	2,034,368
FirstFed Financial	121,600 a,b	6,897,152
Fremont General	374,800 a	5,243,452
Getty Realty	97,400	2,851,872
Heritage Commerce	19,000 a	439,660
Highland Hospitality	79,000 a	1,132,070
HomeBanc/Atlanta, GA	236,800 a	1,456,320
Inland Real Estate	234,000 a	4,099,680
Innkeepers USA Trust	298,000 a	4,854,420
Knight Capital Group, Cl. A	414,800 b	7,549,360
LandAmerica Financial Group	51,200 a	3,368,448
LaSalle Hotel Properties	72,800	3,155,152
LTC Properties	50,600	1,227,050
MAF Bancorp	127,100 a	5,247,959
National Health Investors	45,300 a	1,283,349
National Retail Properties	177,100 a	3,825,360
Ocwen Financial	157,400 b	2,345,260
Ohio Casualty	155,200	4,015,024
Omega Healthcare Investors	282,200 a	4,235,822

Pacific Capital Bancorp	121,900	3,287,643
Phoenix Cos.	125,600	1,758,400
Ramco-Gershenson Properties	65,500 a	2,092,725
Republic Bancorp/MI	168,700	2,248,771
Spirit Finance	240,800	2,795,688
Sunterra	47,500 b	538,175
Texas Regional Bancshares, Cl. A	99,410	3,822,314
Trustco Bank NY	99,400 a	1,077,496
W Holding	261,600	1,546,056
Western Alliance Bancorp	65,800 a,b	2,164,820
Wilshire Bancorp	44,600 a	849,184
Wintrust Financial	69,900	3,505,485
Zenith National Insurance	29,400	1,172,766
		153,413,199
Health Care Technology--8.6%		
Alpharma, Cl. A	224,400	5,248,716
AngioDynamics	83,800 b	1,735,498
Aspect Medical Systems	232,900 a,b	3,975,603
AtheroGenics	118,300 a,b	1,558,011
BioMarin Pharmaceutical	153,700 b	2,187,151
Biosite	22,200 b	1,026,306
CNS	67,900	1,916,817
Exelixis	199,600 a,b	1,738,516
Geron	394,300 a,b	2,472,261
ICU Medical	41,000 b	1,864,680
Immucor	260,500 a,b	5,837,805
Impax Laboratories	191,300 b	1,256,841
IntraLase	132,700 b	2,615,517
Molecular Devices	53,500 b	989,215
Molina Healthcare	64,100 b	2,266,576
Myogen	98,600 b	3,458,888
NeuroMetrix	48,300 a,b	918,183
Palomar Medical Technologies	133,600 a,b	5,637,920
Progenics Pharmaceuticals	104,900 a,b	2,460,954
Renovis	96,300 a,b	1,325,088
Thoratec	153,600 a,b	2,397,696
United Therapeutics	52,200 b	2,742,588
		55,630,830
Industrial Services--2.4%		
Grey Wolf	637,500 b	4,258,500
Hornbeck Offshore Services	79,000 a,b	2,646,500
Trico Marine Services	141,700 b	4,782,375
W-H Energy Services	95,400 b	3,956,238
		15,643,613
Non-Energy Minerals--3.5%		
Chaparral Steel	64,000 b	2,179,840
Metal Management	138,900 a	3,866,976
NS Group	49,900 b	3,221,045
Olin	400,000	6,144,000
Steel Dynamics	99,300 a	5,009,685
Universal Forest Products	48,000	2,354,400
		22,775,946
Process Industries--5.1%		
AEP Industries	48,400 a,b	2,030,380
Chesapeake	37,600 a	538,056
Delta & Pine Land	161,200 a	6,528,600
GrafTech International	729,100 a,b	4,257,944
Headwaters	264,600 a,b	6,178,410

Myers Industries	163,400	2,777,800
Pioneer Cos.	115,000 b	2,818,650
Rogers	46,500 a,b	2,871,375
Spartech	188,400	5,043,468
		33,044,683
Producer Manufacturing--6.9%		
Actuant, Cl. A	117,400 a	5,881,740
American Woodmark	164,400 a	5,538,636
Dynamic Materials	113,500 a	3,679,670
Encore Wire	187,000 a,b	6,599,230
FreightCar America	44,200	2,342,600
Gardner Denver	30,800 b	1,018,864
Herman Miller	167,200 a	5,719,912
Lennox International	61,500	1,408,350
Regal-Beloit	33,900	1,474,650
Simpson Manufacturing	184,700 a	4,992,441
Steel Technologies	66,200	1,299,506
Wabtec	155,100	4,207,863
		44,163,462
Retail Trade--6.9%		
Charlotte Russe Holding	153,700 b	4,232,898
Conn's	169,300 a,b	3,533,291
Finish Line, Cl. A	325,400 a	4,106,548
Great Atlantic & Pacific Tea	154,100 a	3,710,728
Group 1 Automotive	77,300	3,857,270
Gymboree	142,300 b	6,002,214
Hibbett Sporting Goods	51,150 b	1,339,107
Kellwood	124,000	3,574,920
Men's Wearhouse	66,500 a	2,474,465
Sonic Automotive	179,400	4,142,346
Stein Mart	69,600	1,058,616
Talbots	167,200 a	4,556,200
Wild Oats Markets	116,600 b	1,885,422
		44,474,025
Technology Services--11.6%		
Albany Molecular Research	196,900 a,b	1,842,984
Ansoft	84,800 b	2,112,368
Apria Healthcare Group	132,400 a,b	2,613,576
Click Commerce	170,000 b	3,845,400
CSG Systems International	129,000 b	3,409,470
eCollege.com	169,200 a,b	2,705,508
InfoSpace	159,400 b	2,939,336
Intergraph	140,100 b	6,007,488
Internet Capital Group	201,800 b	1,907,010
Lawson Software	304,700 a,b	2,209,075
LHC Group	65,600 b	1,464,192
Magellan Health Services	150,300 b	6,402,780
Open Solutions	145,300 b	4,186,093
Per-Se Technologies	97,245 a,b	2,215,241
Quest Software	206,700 b	2,951,676
RealNetworks	538,000 b	5,708,180
SPSS	162,300 a,b	4,046,139
SYKES Enterprises	332,300 b	6,762,305
TriZetto Group	229,500 a,b	3,474,630
Tyler Technologies	124,100 b	1,604,613
United Online	142,600 a	1,736,868
Vignette	291,400 b	3,945,556
		74,090,488

a All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $147,631,167 and the total market value of the collateral held by the portfolio is $156,189,365.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ADR - American Depository Receipts a Non-income producing security. b Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006 the total market value of the portfolio's securities on loan is $11,117,772 and the total market value of the collateral held by the portfolio is $11,463,481.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ADR - American Depository Receipts
GDR - Global Depository Receipts
a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $1,543,892 or 2.5% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ADR - American Depository Receipts a Non-income producing security. b Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS Dreyfus Variable Investment Fund, Limited Term High Yield Portfolio September 30, 2006 (Unaudited)

Bonds and Notes--96.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Advertising--.3%				
Lamar Media,				
Gtd. Notes	6.63	8/15/15	35,000	33,731
R.H. Donnelley Finance I,				
Gtd. Notes	10.88	12/15/12	39,000 a	43,095
				76,826
Aerospace & Defense--1.5%				
Alliant Techsystems,				
Gtd. Notes	6.75	4/1/16	30,000	29,625
Argo-Tech,				
Sr. Notes	9.25	6/1/11	78,000	81,510
DRS Technologies,				
Sr. Sub. Notes	6.88	11/1/13	29,000	28,783
L-3 Communications,				
Bonds	3.00	8/1/35	35,000 a	35,788
L-3 Communications,				
Sr. Sub. Notes, Ser. B	6.38	10/15/15	100,000	97,750
L-3 Communications,				
Gtd. Notes	7.63	6/15/12	75,000 b	77,625
				351,081
Agricultural--.2%				
Alliance One International,				
Gtd. Notes	11.00	5/15/12	55,000	**56,375**
Airlines--.3%				
United AirLines,				
Pass-Through Ctfs., Ser. 00-2	7.81	10/1/09	73,641 c	**78,842**
Automotive, Trucks & Parts--.8%				
Cooper-Standard Automotive,				
Gtd. Notes	8.38	12/15/14	35,000	25,900
Goodyear Tire & Rubber,				
Sr. Notes	9.00	7/1/15	110,000 b	112,200
United Components,				
Sr. Sub. Notes	9.38	6/15/13	48,000	47,760
				185,860
Banks--1.9%				
Chevy Chase Bank,				
Sub. Notes	6.88	12/1/13	265,000	266,325
Colonial Bank N.A./Montgomery, AL,				
Sub. Notes	9.38	6/1/11	75,000	85,072
Shinsei Finance Cayman,				
Bonds	6.42	1/29/49	100,000 a,d	99,494
				450,891
Building & Construction--2.6%				
Beazer Homes USA,				
Gtd. Notes	6.88	7/15/15	125,000	113,750
D.R. Horton,				
Gtd. Notes	8.50	4/15/12	65,000	68,152
Goodman Global Holdings,				
Sr. Sub. Notes	7.88	12/15/12	29,000 b	27,767
Goodman Global Holdings,				
Sr. Notes, Ser. B	8.33	6/15/12	89,000 d	90,446

Windstream,				
Sr. Notes	8.13	8/1/13	240,000 a	255,900
Windstream,				
Sr. Notes	8.63	8/1/16	240,000 a	258,000
				2,148,890
Textiles & Apparel--1.2%				
Invista,				
Notes	9.25	5/1/12	260,000 a	**276,250**
Transportation--1.8%				
CHC Helicopter,				
Sr. Sub. Notes	7.38	5/1/14	96,000	90,960
Gulfmark Offshore,				
Gtd. Notes	7.75	7/15/14	113,000	114,130
TFM,				
Gtd. Notes	10.25	6/15/07	214,000	219,885
				424,975
Total Bonds and Notes				
(cost $23,104,836)				**23,003,108**

Preferred Stocks--1.9%	Shares	Value ($)
Banks--.9%		
Sovereign Capital Trust IV,		
Conv., Cum. $2.1875	4,850	**226,131**
Media--1.0%		
ION Media Networks,		
Conv., Cum. $975	17 a	119,770
Spanish Broadcasting System,		
Ser. B, Cum. $107.515	98	109,343
		229,113
Total Preferred Stocks		
(cost $491,060)		**455,244**

Common Stocks--.4%		
Chemicals--.0%		
Huntsman	626 g	**11,393**
Machinery--.1%		
Terex	620 g	**28,036**
Oil & Gas--.3%		
Williams Cos.	2,111	**50,390**
Total Common Stocks		
(cost $96,743)		**89,819**

Investment of Cash Collateral for Securities Loaned--13.6%		
Registered Investment Company;		
Dreyfus Institutional Cash		
Advantage Plus Fund		
(cost $3,262,594)	3,262,594 h	**3,262,594**

Total Investments (cost $26,955,233)	**111.9%**	**26,810,765**
Liabilities, Less Cash and Receivables	**(11.9%)**	**(2,841,295)**
Net Assets	**100.0%**	**23,969,470**

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September
30, 2006, these securities amounted to $4,643,826 or 19.4% of net assets.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $3,151,010 and the total market value of the collateral held by the portfolio is $3,262,594.
c Non-income producing--security in default.
d Variable rate security--interest rate subject to periodic change.
e Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Non-income producing security.
h Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Variable Investment Fund, Money Market Portfolio

September 30, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--11.4%	Principal Amount ($)	Value ($)
Bank of America N.A.		
5.32%, 3/21/07	5,000,000 a	5,000,000
Union Bank of California, N.A.		
5.37%, 10/3/06	5,000,000	5,000,000
Washington Mutual Bank		
5.42%, 10/30/06	5,000,000	5,000,000
Wilmington Trust Co., DE		
5.47%, 10/6/06	5,000,000	5,000,012
Total Negotiable Bank Certificates of Deposit (cost $20,000,012)		**20,000,012**

Commercial Paper--82.5%		
Abbey National North America LLC		
5.35%, 10/2/06	4,000,000	3,999,406
Amstel Funding Corp.		
5.33%, 12/8/06	5,000,000 b	4,950,322
Barclays U.S. Funding Corp.		
5.35%, 11/10/06	5,000,000	4,970,667
Bear Stearns Cos. Inc.		
5.38%, 3/20/07	5,000,000	4,876,278
Beta Finance Inc.		
5.35%, 11/28/06	5,000,000 b	4,957,507
Canadian Imperial Bank of Commerce		
5.32%, 10/10/06	5,000,000	4,993,412
CC (USA) Inc.		
5.42%, 10/24/06	5,000,000 b	4,982,910
CIESCO LLC		
5.41%, 10/3/06	5,000,000 b	4,998,511
Citigroup Funding Inc.		
5.33%, 10/13/06	5,000,000	4,991,208
CRC Funding LLC		
5.33%, 12/8/06	5,000,000 b	4,950,322
Crown Point Capital Co. LLC		
5.38%, 3/16/07	5,961,000 b	5,816,969
Cullinan Finance Ltd.		
5.47%, 10/4/06	5,000,000 b	4,997,750
Daimler Chrysler Revolving Auto Conduit LLC		
5.33%, 12/8/06	5,000,000	4,950,322
Deutsche Bank Financial LLC		
5.34%, 10/2/06	4,000,000	3,999,407
Dexia Delaware LLC		
5.34%, 11/22/06	5,000,000	4,961,975
FCAR Owner Trust, Ser. II		
5.39%, 10/3/06	5,000,000	4,998,517
Gemini Securitization Corp., LLC		
5.41%, 10/3/06	5,000,000 b	4,998,511
General Electric Co.

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $85,301,081 or 48.5% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2006 (Unaudited)

Bonds and Notes--133.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Aerospace & Defense--.4%				
L-3 Communications,				
Sr. Sub. Notes, Ser. B	6.38	10/15/15	115,000	112,412
L-3 Communications,				
Gtd. Notes	7.63	6/15/12	415,000	429,525
Raytheon,				
Sr. Notes	5.50	11/15/12	210,000	212,092
				754,029
Agricultural--.5%				
Altria Group,				
Debs.	7.75	1/15/27	805,000	**977,411**
Airlines--.0%				
US Air,				
Enhanced Equip. Notes, Ser. CL C	8.93	10/15/09	270,471 a,b	**27**
Asset-Backed Ctfs./Auto Receivables--3.1%				
AmeriCredit Automobile Receivables				
Trust, Ser. 2005-DA, Cl. A2	4.75	11/6/08	360,545	360,386
Capital One Auto Finance Trust,				
Ser. 2005-C, Cl. A2	4.48	10/15/08	251,688	251,585
Capital One Prime Auto Receivables				
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	70,591	70,625
Chase Manhattan Auto Owner Trust,				
Ser. 2005-B, Cl. A2	4.77	3/15/08	535,745	535,469
Ford Credit Auto Owner Trust,				
Ser. 2005-B, Cl. B	4.64	4/15/10	650,000	643,563
Nissan Auto Receivables Owner				
Trust, Ser. 2006-B, Cl. A1	5.08	5/15/07	180,135	180,300
WFS Financial Owner Trust,				
Ser. 2003-3, Cl. A4	3.25	5/20/11	3,560,687	3,516,863
WFS Financial Owner Trust,				
Ser. 2005-2, Cl. B	4.57	11/19/12	325,000	321,653
				5,880,444
Asset-Backed Ctfs./Credit Cards--.5%				
Capital One Multi-Asset Execution				
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	860,000	**855,004**
Asset-Backed Ctfs./Home Equity Loans--13.7%				
Accredited Mortgage Loan Trust,				
Ser. 2006-1, Cl. A1	5.39	4/25/36	494,270 c	494,641
Accredited Mortgage Loan Trust,				
Ser. 2005-3, Cl. A2A	5.43	9/25/35	237,117 c	237,291
Ameriquest Mortgage Securities,				
Ser. 2003-11, Cl. AF6	5.14	1/25/34	525,000 c	519,027
Bear Stearns Asset Backed				
Securities, Ser. 2005-HE3,				
Cl. 1A1	5.41	3/25/35	11,221 c	11,228
Bear Stearns Asset Backed				
Securities, Ser. 2005-HE4,				
Cl. 1A1	5.43	4/25/35	100,835 c	100,908
Carrington Mortgage Loan Trust,				
Ser. 2006-RFC1, Cl. A1	5.37	5/25/36	482,965 c	483,302
Centex Home Equity,				
Ser. 2006-A, Cl. AV1	5.38	6/25/36	339,240 c	339,453
Centex Home Equity,

Ser. 2005-D, Cl. AV1	5.44	10/25/35	206,242 c	206,394
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	950,000 c	949,971
Citicorp Residential Mortgage
Securities, Ser. 2006-2,
Cl. A1A	5.87	9/25/36	855,000 c	854,991
Citicorp Residential Mortgage
Securities, Ser. 2006-1,
Cl. A1	5.96	7/25/36	1,827,772 c	1,830,698
Countrywide Asset-Backed
Certificates, Ser. 2006-SPS1,
Cl. A	5.44	12/25/25	957,436 c	958,036
Countrywide Asset-Backed
Certificates, Ser. 2004-3,
Cl. M3	6.20	5/25/34	185,000 c	186,112
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB7,
Cl. AF1	5.21	11/25/35	561,541 c	558,856
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.43	8/25/35	205,928 c	206,050
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	582,557 c	580,317
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	802,366 c	798,837
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	198,980 c	198,419
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FFH3, Cl. 2A1	5.46	9/25/35	185,991 c	186,123
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.56	12/25/35	525,000 c	525,531
GSAA Trust,
Ser. 2006-7, Cl. AV1	5.41	3/25/46	705,486 c	705,932
GSAMP Trust,
Ser. 2006-S4, Cl. A1	5.41	5/25/36	446,338 c	446,643
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.44	11/25/35	414,523 c	414,831
Home Equity Asset Trust,
Ser. 2005-8, Cl. 2A1	5.44	2/25/36	321,259 c	321,539
Home Equity Mortgage Trust,
Ser. 2006-3, Cl. A1	5.47	9/25/36	405,187 c	405,507
Home Equity Mortgage Trust,
Ser. 2006-4, Cl. A1	5.67	11/25/36	1,301,023 c	1,304,035
J.P. Morgan Mortgage Acquisition,
Ser. 2006-CW1, Cl. A2	5.37	5/25/36	381,687 c	381,954
J.P. Morgan Mortgage Acquisition,
Ser. 2005-FRE1, Cl. A2F1	5.38	10/25/35	373,492 c	372,024
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.37	4/25/36	306,819 c	307,012
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.44	7/25/35	160,144 c	160,271
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.38	4/25/36	473,390 c	473,687
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A	5.42	5/25/35	98,827 c	98,820

Newcastle Mortgage Securities				
Trust, Ser. 2006-1, Cl. A1	5.40	3/25/36	820,324 c	821,004
Ownit Mortgage Loan Asset Backed				
Certificates, Ser. 2006-1,				
Cl. AF1	5.42	12/25/36	729,489 c	726,069
Ownit Mortgage Loan Asset Backed				
Certificates, Ser. 2005-2,				
Cl. A2A	5.44	3/25/36	14,898 c	14,898
Popular ABS Mortgage Pass-Through				
Trust, Ser. 2005-D, Cl. A1	5.36	1/25/36	662,324 c	659,301
Renaissance Home Equity Loan				
Trust, Ser. 2006-2, Cl. AF1	6.00	8/25/36	1,397,949 c	1,396,076
Renaissance Home Equity Loan				
Trust, Ser. 2006-2, Cl. M1	6.25	8/25/36	675,000 c	682,805
Residential Asset Mortgage				
Products, Ser. 2005-RS3,				
Cl. AIA1	5.43	3/25/35	56,612 c	56,650
Residential Asset Mortgage				
Products, Ser. 2005-RZ1, Cl. A1	5.43	4/25/35	145,842 c	145,952
Residential Asset Mortgage				
Products, Ser. 2005-EFC5,				
Cl. A1	5.43	10/25/35	473,630 c	474,004
Residential Asset Securities,				
Ser. 2006-EMX4, Cl. A1	5.37	6/25/36	571,530 c	571,933
Residential Asset Securities,				
Ser. 2006-EMX3, Cl. A1	5.39	4/25/36	490,182 c	490,557
Residential Asset Securities,				
Ser. 2005-EMX1, Cl. AI1	5.43	3/25/35	27,041 c	27,059
Residential Asset Securities,				
Ser. 2005-AHL2, Cl. A1	5.43	10/25/35	343,021 c	343,301
Residential Asset Securities,				
Ser. 2005-EMX3, Cl. AI1	5.44	9/25/35	341,420 c	341,689
Residential Asset Securities,				
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	182,792	178,384
Residential Funding Mortgage				
Securities II, Ser. 2006-HSA2,				
Cl. AI2	5.50	3/25/36	140,000 c	139,894
Saxon Asset Securities Trust,				
Ser. 2004-2, Cl. AF2	4.15	8/25/35	1,555,880 c	1,542,727
Saxon Asset Securities Trust,				
Ser. 2005-3, Cl. A2A	5.45	11/25/35	179,381 c	179,512
Soundview Home Equity Loan Trust,				
Ser. 2005-B, Cl. M3	5.83	5/25/35	225,000 c	222,998
Specialty Underwriting &				
Residential Finance,				
Ser. 2006-BC2, Cl. A2A	5.39	2/25/37	952,659 c	953,383
Specialty Underwriting &				
Residential Finance,				
Ser. 2005-BC1, Cl. A1A	5.44	12/25/35	37,048 c	37,073
Wells Fargo Home Equity Trust,				
Ser. 2006-1, Cl. A1	5.36	5/25/36	526,297 c	526,665
				26,150,374
Asset-Backed Ctfs./Manufactured Housing--.7%				
Green Tree Financial,				
Ser. 1994-7, Cl. M1	9.25	3/15/20	340,311	352,729
Origen Manufactured Housing,				
Ser. 2005-A, Cl. A1	4.06	7/15/13	335,381	333,595
Origen Manufactured Housing,				
Ser. 2005-B, Cl. A1	5.25	2/15/14	639,210	637,089

1,323,413
Automobile Manufacturers--.2%				
DaimlerChrysler N.A. Holding, Notes	4.88	6/15/10	175,000	170,172
DaimlerChrysler N.A. Holding, Gtd. Notes	8.50	1/18/31	180,000	214,518
				384,690
Automotive, Trucks & Parts--.1%				
Johnson Controls, Sr. Notes	5.25	1/15/11	110,000	109,016
Banks--7.6%				
Barclays Bank, Notes	5.93	12/15/49	465,000 c,d	464,284
Chevy Chase Bank, Sub. Notes	6.88	12/1/13	260,000	261,300
Chuo Mitsui Trust & Banking, Sub. Notes	5.51	12/29/49	565,000 c,d	542,620
Colonial Bank N.A./Montgomery, AL, Sub. Notes	6.38	12/1/15	500,000	515,778
Colonial Bank N.A./Montgomery, AL, Sub. Notes	8.00	3/15/09	140,000	146,542
Glitnir Banki, Sub. Notes	6.69	6/15/16	270,000 c,d	276,378
Glitnir Banki, Bonds	7.45	9/14/49	210,000 c,d	215,859
HBOS Capital Funding, Bank Gtd. Notes	6.07	6/29/49	2,590,000 c,d,e	2,631,704
Landsbanki Islands, Notes	6.10	8/25/11	505,000 d	510,822
Manufacturers & Traders Trust, Sub. Notes	5.59	12/28/20	275,000 c	274,915
NB Capital Trust IV, Gtd. Cap. Secs.	8.25	4/15/27	620,000	650,532
Northern Rock, Sub. Notes	5.60	4/30/49	535,000 c,d	520,269
Rabobank Capital Funding II, Bonds	5.26	12/31/49	1,385,000 c,d	1,357,462
Regions Financial, Sr. Notes	5.58	8/8/08	825,000 c	826,431
Resona Bank, Notes	5.85	9/30/49	475,000 c,d	465,215
Shinsei Finance Cayman, Bonds	6.42	1/29/49	475,000 c,d	472,598
Sovereign Bancorp, Sr. Notes	4.80	9/1/10	525,000 d	514,478
Sumitomo Mitsui Banking, Notes	5.63	7/29/49	315,000 c,d	307,099
USB Capital IX, Gtd. Notes	6.19	4/15/42	585,000 c	592,221
Wachovia Bank N.A., Sub. Notes	5.00	8/15/15	495,000	479,979
Washington Mutual, Sub. Notes	4.63	4/1/14	970,000	906,843
Washington Mutual, Notes	5.81	1/15/10	475,000 c	477,293
Wells Fargo & Co., Sub. Notes	6.38	8/1/11	290,000	305,007
Zions Bancorporation, Sr. Unscd. Notes	5.63	4/15/08	365,000 c	365,237

Zions Bancorporation,				
Sub. Notes	6.00	9/15/15	465,000	474,719
				14,555,585
Chemicals--.8%				
Equistar Chemicals/Funding,				
Gtd. Notes	10.13	9/1/08	220,000	234,025
ICI Wilmington,				
Gtd. Notes	5.63	12/1/13	640,000	631,676
Lubrizol,				
Sr. Notes	4.63	10/1/09	445,000	436,842
Lubrizol,				
Sr. Notes	5.50	10/1/14	255,000 e	249,127
				1,551,670
Commercial & Professional Services--.7%				
Erac USA Finance,				
Bonds	5.60	5/1/15	310,000 d	307,011
Erac USA Finance,				
Notes	5.74	4/30/09	110,000 c,d	110,242
Erac USA Finance,				
Notes	7.95	12/15/09	210,000 d	225,534
R.R. Donnelley & Sons,				
Notes	4.95	4/1/14	680,000	612,830
				1,255,617
Commercial Mortgage Pass-Through Ctfs.--5.0%				
Banc of America Commercial				
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	875,000	863,767
Bayview Commercial Asset Trust,				
Ser. 2006-SP1, Cl. A1	5.60	4/25/36	146,137 c,d	146,182
Bayview Commercial Asset Trust,				
Ser. 2004-1, Cl. A	5.69	4/25/34	271,792 c,d	272,132
Bayview Commercial Asset Trust,				
Ser. 2003-1, Cl. A	5.91	8/25/33	194,952 c,d	195,419
Bayview Commercial Asset Trust,				
Ser. 2003-2, Cl. A	5.91	12/25/33	260,723 c,d	261,538
Bayview Commercial Asset Trust,				
Ser. 2006-2A, Cl. B2	6.80	7/25/36	476,708 c,d	476,633
Bayview Commercial Asset Trust,				
Ser. 2005-3A, Cl. B3	8.33	11/25/35	137,290 c,d	139,469
Bayview Commercial Asset Trust,				
Ser. 2005-4A, Cl. B3	8.83	1/25/36	94,702 c,d	94,702
Bear Stearns Commercial Mortgage				
Securities, Ser. 2006-PW13,				
Cl. A3	5.52	9/11/41	200,000	202,463
Bear Stearns Commercial Mortgage				
Securities, Ser. 2006-PW12,				
Cl. AAB	5.69	9/11/38	430,000 c	441,392
Calwest Industrial Trust,				
Ser. 2002-CALW, Cl. A	6.13	2/15/17	1,000,000 d	1,043,096
Citigroup/Deutsche Bank Commercial				
Mortgage Trust, Ser. 2006-CD2,				
Cl. A2	5.41	1/15/46	340,000	342,975
Credit Suisse/Morgan Stanley				
Commercial Mortgage				
Certificates, Ser. 2006-HC1A,				
Cl. A1	5.52	5/15/23	425,000 c,d	425,403
Crown Castle Towers,				
Ser. 2005-1A, Cl. D	5.61	6/15/35	240,000 d	239,506
Global Signal Trust,				
Ser. 2006-1, Cl. D	6.05	2/15/36	340,000 d	343,991

Global Signal Trust,				
Ser. 2006-1, Cl. E	6.50	2/15/36	170,000 d	169,876
J.P. Morgan Chase Commercial				
Mortgage Securities,				
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	725,162
J.P. Morgan Chase Commercial				
Mortgage Securities,				
Ser. 2006-LDP7, Cl. ASB	5.88	4/15/45	425,000 c	440,676
Merrill Lynch Mortgage Trust,				
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	505,000	501,809
Merrill Lynch Mortgage Trust,				
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	165,000 c	165,711
Morgan Stanley Capital I,				
Ser. 2006-T21, Cl. A2	5.09	10/12/52	500,000	498,644
Washington Mutual Asset				
Securities, Ser. 2003-C1A,				
Cl. A	3.83	1/25/35	1,593,995 d	1,541,225
				9,531,771
Diversified Financial Services--7.7%				
American Express,				
Sub. Debs.	6.80	9/1/66	195,000 c	206,243
Ameriprise Financial,				
Jr. Sub. Bonds	7.52	6/1/66	465,000 c,e	499,608
Amvescap,				
Gtd. Notes	5.38	2/27/13	550,000	542,911
Bear Stearns,				
Sr. Unscd. Notes	5.50	8/15/11	475,000	478,993
Boeing Capital,				
Sr. Notes	7.38	9/27/10	490,000	528,701
CIT Group,				
Sr. Notes	4.75	8/15/08	470,000	466,261
Countrywide Home Loans,				
Gtd. Notes, Ser. L	4.00	3/22/11	290,000 e	273,979
Credit Suisse USA,				
Sr. Notes	5.50	8/16/11	730,000	737,324
Glencore Funding,				
Gtd. Notes	6.00	4/15/14	675,000 d	649,730
Goldman Sachs Group,				
Notes	4.50	6/15/10	525,000	513,422
HSBC Finance Capital Trust IX,				
Gtd. Notes	5.91	11/30/35	625,000 c	625,949
HSBC Finance,				
Notes	5.50	1/19/16	495,000	496,015
Jefferies Group,				
Sr. Notes	5.50	3/15/16	685,000	670,208
John Deere Capital,				
Sr. Notes, Ser. D	4.40	7/15/09	320,000	314,151
JPMorgan Chase & Co.,				
Sub. Notes	5.13	9/15/14	780,000 e	766,091
Kaupthing Bank,				
Notes	7.13	5/19/16	475,000 d	500,182
Lehman Brothers Holdings E-Capital				
Trust I, Notes	6.17	8/19/65	100,000 c	100,950
Lehman Brothers Holdings,				
Notes	5.50	4/4/16	155,000 e	154,710
MBNA,				
Notes	6.13	3/1/13	750,000	783,305
Mizuho JGB Investment,				
Bonds	9.87	12/29/49	425,000 c,d	455,376

Morgan Stanley,				
Sub. Notes	4.75	4/1/14	1,097,000	1,044,840
Morgan Stanley,				
Sr. Notes	5.55	2/9/09	475,000 c	475,864
MUFG Capital Finance I,				
Gtd. Bonds	6.35	7/29/49	310,000 c	312,106
Nuveen Investments,				
Sr. Notes	5.00	9/15/10	285,000	279,855
Residential Capital,				
Gtd. Notes	6.13	11/21/08	225,000	225,992
Residential Capital,				
Sr. Unscd. Notes	6.38	6/30/10	455,000 e	460,738
Residential Capital,				
Gtd. Notes	7.34	4/17/09	575,000 c,d	577,987
SLM,				
Notes, Ser. A	5.63	7/27/09	950,000 c	951,624
St. George Funding,				
Bonds	8.49	12/29/49	275,000 c,d	290,098
Windsor Financing,				
Gtd. Notes	5.88	7/15/17	124,765 d	125,133
				14,508,346
Diversified Metals & Mining--.2%				
Southern Copper,				
Sr. Notes	7.50	7/27/35	280,000	**294,452**
Electric Utilities--2.6%				
American Electric Power,				
Sr. Notes	5.25	6/1/15	390,000	379,975
Consumers Energy,				
First Mortgage Bonds	5.00	2/15/12	655,000	640,692
Dominion Resources/VA,				
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	450,000	490,756
DTE Energy,				
Sr. Unsub. Notes	6.35	6/1/16	250,000	258,206
FirstEnergy,				
Notes, Ser. A	5.50	11/15/06	270,000	269,997
FirstEnergy,				
Notes, Ser. B	6.45	11/15/11	300,000	313,292
FPL Energy National Wind,				
Scd. Notes	5.61	3/10/24	92,446 d	90,864
FPL Group Capital,				
Gtd. Notes	5.63	9/1/11	950,000	962,157
Mirant North America,				
Gtd. Notes	7.38	12/31/13	230,000	231,437
National Grid,				
Notes	6.30	8/1/16	605,000	628,824
NiSource Finance,				
Gtd. Notes	5.25	9/15/17	375,000	350,606
NiSource Finance,				
Gtd. Notes	5.97	11/23/09	260,000 c	260,169
				4,876,975
Environmental Control--.7%				
Republic Services,				
Sr. Notes	6.75	8/15/11	365,000	385,402
Waste Management,				
Gtd. Notes	6.88	5/15/09	270,000	280,684
Waste Management,				
Sr. Notes	7.00	7/15/28	525,000	576,422
				1,242,508
Food & Beverages--.5%

H.J. Heinz,
Notes		6.43	12/1/20	225,000 d	229,759
Safeway,
Sr. Unscd. Notes		5.63	8/15/14	390,000	383,900
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	195,000	196,950
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	200,000	206,289
					1,016,898
Foreign/Governmental--4.5%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	660,000 c	650,958
Egyptian Treasury Bill,
Notes		9.06	3/15/07	1,970,000 f	1,974,827
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	575,000	563,086
Federal Republic of Brazil,
Bonds BRL		12.50	1/5/16	1,995,000 e,g	926,669
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	5,900,000 g	558,315
Poland Government Bond,
Bonds, Ser. 0608	PLN	5.75	6/24/08	5,780,000 g	1,870,795
Republic of Argentina,
Bonds		5.59	8/3/12	685,000 c	482,582
Republic of Peru,
Notes		9.13	2/21/12	405,000	466,762
Republic of South Africa,
Notes		9.13	5/19/09	470,000	511,713
United Mexican States,
Notes		7.50	1/14/12	440,000	484,000
					8,489,707
Health Care--1.0%
Coventry Health Care,
Sr. Notes		5.88	1/15/12	160,000	159,547
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	155,000	168,463
Quest Diagnostics,
Gtd. Notes		5.13	11/1/10	205,000	203,138
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	325,000	313,813
UnitedHealth Group,
Sr. Unscd. Notes		5.38	3/15/16	500,000	495,607
WellPoint,
Unscd. Notes		5.00	1/15/11	255,000	251,844
Wyeth,
Notes		6.95	3/15/11	325,000	345,920
					1,938,332
Lodging & Entertainment--1.0%
MGM Mirage,
Gtd. Notes		6.00	10/1/09	205,000	203,463
MGM Mirage,
Gtd. Notes		8.50	9/15/10	250,000	267,188
Mohegan Tribal Gaming Authority,
Sr. Notes		6.13	2/15/13	345,000 e	338,962
Resorts International Hotel and
Casino, First Mortgage Notes		11.50	3/15/09	560,000 d	582,400
Station Casinos,
Sr. Notes		6.00	4/1/12	450,000	436,500

1,828,513
Machinery--.1%				
Terex,				
Gtd. Notes	7.38	1/15/14	240,000	**242,400**
Media--1.1%				
AOL Time Warner,				
Gtd. Notes	6.75	4/15/11	480,000	502,511
British Sky Broadcasting,				
Gtd. Notes	6.88	2/23/09	510,000	527,259
Comcast,				
Gtd. Notes	5.50	3/15/11	530,000	533,217
News America Holdings,				
Debs.	7.70	10/30/25	425,000	471,293
				2,034,280
Oil & Gas--.9%				
Chesapeake Energy,				
Gtd. Notes	7.63	7/15/13	120,000	123,150
Enterprise Products Operating,				
Sr. Notes, Ser. B	5.60	10/15/14	810,000	793,856
Hess,				
Unscd. Notes	6.65	8/15/11	470,000	493,669
Pemex Project Funding Master				
Trust, Gtd. Notes	5.75	12/15/15	365,000 d,e	357,061
				1,767,736
Packaging & Containers--.6%				
Ball,				
Gtd. Notes	6.88	12/15/12	120,000	121,500
Crown Americas/Capital,				
Gtd. Notes	7.63	11/15/13	325,000	330,687
Crown Americas/Capital,				
Sr. Notes	7.75	11/15/15	185,000	188,238
Sealed Air,				
Notes	5.63	7/15/13	505,000 d	497,590
				1,138,015
Paper & Forest Products--.8%				
Georgia-Pacific,				
Sr. Notes	8.00	1/15/24	415,000	410,850
Sappi Papier Holding,				
Gtd. Notes	6.75	6/15/12	145,000 d	139,312
Temple-Inland,				
Bonds	6.63	1/15/18	400,000	419,122
Westvaco,				
Unscd. Debs.	7.95	2/15/31	250,000	276,137
Weyerhaeuser,				
Unscd. Debs.	7.13	7/15/23	245,000	246,814
				1,492,235
Property & Casualty Insurance--3.1%				
Ace Capital Trust II,				
Gtd. Bonds	9.70	4/1/30	225,000	300,974
Aegon Funding,				
Gtd. Notes	5.75	12/15/20	550,000	558,959
American International Group,				
Sr. Notes	5.05	10/1/15	270,000	263,602
AON Capital Trust A,				
Gtd. Cap. Secs.	8.21	1/1/27	300,000	344,798
Assurant,				
Sr. Notes	6.75	2/15/34	400,000	423,568
Chubb,				
Sr. Notes	5.47	8/16/08	950,000	952,661

Hartford Financial Services Group,				
Sr. Unscd. Notes	5.55	8/16/08	450,000	452,457
ING Groep,				
Bonds	5.78	12/29/49	400,000 c	395,406
Lincoln National,				
Bonds	7.00	5/17/66	465,000 c,e	487,898
MetLife,				
Sr. Unscd. Notes	5.00	6/15/15	1,050,000	1,018,296
Nippon Life Insurance,				
Notes	4.88	8/9/10	475,000 d	466,021
Phoenix Cos.,				
Sr. Unscd. Notes	6.68	2/16/08	205,000	206,307
				5,870,947
Real Estate Investment Trusts--4.8%				
Archstone-Smith Operating Trust,				
Sr. Unscd. Notes	5.25	5/1/15	525,000	514,823
Arden Realty,				
Notes	5.25	3/1/15	350,000	349,607
Boston Properties,				
Sr. Notes	5.00	6/1/15	470,000	449,207
Brandywine Operating Partnership,				
Gtd. Notes	5.96	4/1/09	350,000 c	350,639
Commercial Net Realty,				
Sr. Unscd. Notes	6.15	12/15/15	210,000	213,668
Duke Realty,				
Notes	3.50	11/1/07	520,000	509,437
Duke Realty,				
Sr. Notes	5.88	8/15/12	1,250,000	1,276,654
EOP Operating,				
Sr. Notes	7.00	7/15/11	595,000	630,481
ERP Operating,				
Notes	5.13	3/15/16	350,000	338,725
ERP Operating,				
Notes	5.25	9/15/14	85,000	83,652
ERP Operating,				
Unscd. Notes	5.38	8/1/16	145,000 e	142,912
Federal Realty Investment Trust,				
Sr. Unscd. Bonds	5.65	6/1/16	325,000	324,687
Federal Realty Investment Trust,				
Notes	6.00	7/15/12	100,000	102,632
Healthcare Realty Trust,				
Sr. Notes	5.13	4/1/14	475,000	453,229
HRPT Properties Trust,				
Sr. Unscd. Notes	5.99	3/16/11	475,000 c	476,247
Mack-Cali Realty,				
Unscd. Notes	5.05	4/15/10	225,000	221,404
Mack-Cali Realty,				
Notes	5.25	1/15/12	400,000	393,994
Mack-Cali Realty,				
Bonds	5.80	1/15/16	400,000	401,525
Regency Centers,				
Gtd. Notes	5.25	8/1/15	145,000	140,917
Simon Property Group,				
Notes	4.88	8/15/10	550,000	541,053
Simon Property Group,				
Unscd. Notes	5.75	5/1/12	150,000	152,334
Socgen Real Estate,				
Bonds	7.64	12/29/49	935,000 c,d	955,318
				9,023,145

Residential Mortgage Pass-Through Ctfs.--4.0%				
Bayview Commercial Asset Trust,				
Ser. 2006-1A, Cl. B2	7.03	4/25/36	120,413 c,d	120,564
Chaseflex Trust,				
Ser. 2006-2, Cl. A1A	5.59	9/25/36	441,543 c	441,491
Citigroup Mortgage Loan Trust,				
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	520,099 c	515,496
Citigroup Mortgage Loan Trust,				
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	950,000 c	931,690
Citigroup Mortgage Loan Trust,				
Ser. 2006-WF1, Cl. A2A	5.70	3/25/36	307,085 c	306,261
Countrywide Alternative Loan				
Trust, Ser. 2005-J4, Cl. 2A1B	5.45	7/25/35	112,773 c	112,828
First Horizon Alternative Mortgage				
Securities, Ser. 2004-FA1,				
Cl. 1A1	6.25	10/25/34	2,398,126	2,416,697
Impac Secured Assets CMN Owner				
Trust, Ser. 2006-1, Cl. 2A1	5.68	5/25/36	286,935 c	287,615
IndyMac Index Mortgage Loan Trust,				
Ser. 2006-AR9, Cl. B2	6.07	6/25/36	69,977 c	70,404
IndyMac Index Mortgage Loan Trust,				
Ser. 2006-AR25 Cl. 4A2	6.21	9/25/36	979,873 c	991,332
Nomura Asset Acceptance,				
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	425,000 c	415,287
Nomura Asset Acceptance,				
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	475,000 c	467,296
Washington Mutual,				
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	575,000 c	565,421
				7,642,382
Retail--.2%				
CVS,				
Sr. Unscd. Notes	5.75	8/15/11	155,000	157,183
Yum! Brands,				
Sr. Notes	6.25	4/15/16	140,000	144,611
				301,794
State/Government General Obligations--1.6%				
Erie Tobacco Asset				
Securitization/NY, Tobacco				
Settlement Asset-Backed Bonds	6.00	6/1/28	400,000	400,764
Michigan Tobacco Settlement				
Finance Authority, Tobacco				
Settlement Asset-Backed Bonds	7.31	6/1/34	1,425,000	1,432,980
Michigan Tobacco Settlement				
Finance Authority, Tobacco				
Settlement Asset-Backed Bonds	7.43	6/1/34	375,000 c	375,026
Tobacco Settlement Authority of				
Iowa, Tobacco Settlement				
Asset-Backed Bonds	6.50	6/1/23	740,000	735,893
				2,944,663
Technology--.3%				
Freescale Semiconductor,				
Sr. Notes	6.88	7/15/11	110,000	116,325
Hewlett-Packard,				
Sr. Unscd. Notes	5.52	5/22/09	390,000 c	390,709
				507,034
Telecommunications--3.4%				
AT & T,				
Notes	5.50	5/15/08	380,000 c	380,411
AT & T,

Sr. Notes		7.30	11/15/11	440,000	477,419
AT & T Wireless,					
Sr. Notes		8.75	3/1/31	235,000	301,292
Deutsche Telekom International					
Finance, Gtd. Bonds		8.25	6/15/30	400,000	490,088
France Telecom,					
Notes		8.50	3/1/31	370,000	484,189
KPN,					
Sr. Unsub. Bonds		8.38	10/1/30	820,000	942,663
Nextel Communications,					
Sr. Notes, Ser. F		5.95	3/15/14	280,000	274,266
Nextel Partners,					
Sr. Notes		8.13	7/1/11	245,000	258,475
Nordic Telephone Holdings,					
Sr. Notes	EUR	8.25	5/1/16	180,000 d,g	247,660
Sprint Capital,					
Gtd. Notes		8.75	3/15/32	800,000	978,390
Telefonica Emisiones,					
Gtd. Notes		5.98	6/20/11	375,000	382,500
Verizon Communications,					
Sr. Notes		5.54	8/15/07	320,000 c	320,310
Verizon Global Funding,					
Sr. Notes		5.85	9/15/35	200,000	189,067
Verizon Global Funding,					
Notes		7.75	6/15/32	110,000	126,426
Windstream,					
Sr. Notes		8.13	8/1/13	360,000 d	383,850
Windstream,					
Sr. Notes		8.63	8/1/16	115,000 d,e	123,625
					6,360,631
Textiles & Apparel--.2%					
Mohawk Industries,					
Sr. Unscd. Notes		5.75	1/15/11	400,000	398,688
Transportation--.2%					
Ryder System,					
Notes		5.00	6/15/12	325,000	313,149
U.S. Government Agencies/Mortgage-Backed--39.2%					
Federal Home Loan Mortgage Corp:					
3.50%, 9/1/10				184,385	175,914
Multiclass Mortgage					
Participation Ctfs., REMIC,					
Ser. 2586, Cl. WE, 4.00%,					
12/15/32				907,631	845,280
Multiclass Mortgage					
(Interest Only Obligation)					
Participation Ctfs. REMIC,					
Ser. 2764, Cl. IT, 5.00%,				7,390,400 h	1,142,897
Federal National Mortgage Association:					
4.50%				5,475,000 i	5,283,375
5.00%				21,125,000 i	20,506,375
5.50%				20,480,000 i	20,328,956
6.00%				15,175,000 i	15,326,276
4.00%, 5/1/10				962,233	930,653
5.50%, 9/1/34				388,927	384,030
7.00%, 6/1/29 - 9/1/29				139,181	143,575
Government National Mortgage Association I:					
5.50%, 4/15/33 - 3/15/34				3,200,331	3,183,115
8.00%, 9/15/08				11,687	11,687
Ser. 2005-90, Cl. A, 3.76%,

9/16/28	810,369	784,147
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	489,109	475,923
Ser. 2006-6, Cl. A, 4.05%, 10/16/23	118,125	115,559
Ser. 2006-3, Cl. A, 4.21%, 1/16/28	983,527	961,335
Ser. 2006-5, Cl. A, 4.24%, 7/16/29	712,835	697,001
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	675,000	662,384
Ser. 2006-55, Cl. A, 4.43%, 1/16/30	870,000	848,522
Ser. 2005-87, Cl. A, 4.45%, 3/16/25	560,973	551,546
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	1,000,000	1,003,352
Government National Mortgage Association II 7.00%, 9/20/28 - 7/20/29	22,450	23,112
		74,385,014
U.S. Government Securities--21.2%		
U.S. Treasury Bonds, 4.50%, 2/15/36	3,265,000 e,j	3,129,555
U.S. Treasury Inflation Protected Securities:		
2.00%, 1/15/16	1,937,628 k	1,893,437
3.00%, 7/15/12	5,726,402 k	5,944,772
U.S. Treasury Notes:		
2.50%, 9/30/06	150,000 l	150,000
3.00%, 12/31/06	150,000	149,279
3.63%, 4/30/07	150,000 e	148,863
4.38%, 12/31/07	300,000 e	298,325
4.50%, 9/30/11	1,185,000 j	1,180,835
4.50%, 2/15/16	425,000 e	420,866
4.63%, 2/29/08	430,000 e	429,093
4.63%, 8/31/11	150,000 e	150,211
4.88%, 8/15/16	12,150,000 e,j	12,383,511
5.13%, 6/30/08	13,745,000 e	13,837,353
5.13%, 5/15/16	195,000 e	202,343
		40,318,443
Total Bonds and Notes (cost $253,089,773)		**252,265,338**

Options--.0%	Face Amount Covered by Contracts ($)	Value ($)
Put Options		
3-Month Capped USD Libor-BBA Interest Rate, June 2007 @ 5.75 (cost $37,620)	38,000,000	**2,600**

Other Investment--6.9%	Shares	Value ($)
Registered Investment Company;		
Dreyfus Institutional Preferred Plus Money Market Fund (cost $13,108,000)	13,108,000 m	**13,108,000**

Investment of Cash Collateral for Securities Loaned--12.5%

Registered Investment Company;

a Non-income producing--security in default.
b The value of this security has been determined in good faith under the direction of the Board of Trustees.
c Variable rate security--interest rate subject to periodic change.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September
30, 2006, these securities amounted to $21,063,278 or 11.1% of net assets.
e All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $22,829,946 and the total market value of the collateral held by the portfolio is $23,615,196.
f Credit Linked Notes.
g Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EUR--Euro
MXN--Mexican New Peso
PLN--Polish Zloty
h Notional face amount shown.
i Purchased on a forward commitment basis.
j Purchased on a delayed delivery basis.
k Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l All or partially held by a broker as collateral for open financial futures positions.
m Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
U.S. Treasury 2 year Notes	64	13,088,000	December 2006	27,000
U.S. Treasury 5 year Notes	117	12,345,328	December 2006	80,909
Financial Futures Short
U.S. Treasury 10 year Notes	227	(24,530,188)	December 2006	(204,390)
U.S. Treasury 30 year Bonds	17	(1,910,906)	December 2006	(34,266)
				(130,747)

a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $5,786,064 and the total market value of the collateral held by the portfolio is $6,078,124.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Special Value Portfolio
September 30, 2006 (Unaudited)

Common Stocks--95.3%	Shares	Value ($)
Consumer Discretionary--15.8%		
Bally Technologies	18,300 a	322,080
Blockbuster, Cl. A	43,900 a	168,576
Boyd Gaming	4,900	188,356
Career Education	12,000 a	270,000
DeVry	12,200 a	259,494
Discovery Holding, Cl. A	23,000 a	332,580
Gemstar-TV Guide International	111,200 a	369,184
IAC/InterActiveCorp	19,300 a	555,068
Liberty Global, Ser. C	13,440 a	336,806
OSI Restaurant Partners	5,100	161,721
Pearson, ADR	27,000	384,480
Radio One, Cl. D	28,000 a	175,000
Tribune	10,700	350,104
Urban Outfitters	11,200 a	198,128
Viacom, Cl. B	9,287 a	345,291
		4,416,868
Consumer Staples--8.3%		
Cadbury Schweppes	45,300	481,917
ConAgra Foods	18,200	445,536
Kroger	24,000	555,360
Performance Food Group	15,500 a	435,395
Wal-Mart Stores	8,100	399,492
		2,317,700
Energy--7.3%		
Apache	4,200	265,440
Exxon Mobil	4,000	268,400
National Oilwell Varco	3,400 a	199,070
Occidental Petroleum	7,000	336,770
Range Resources	11,400	287,736
Rowan Cos.	6,900	218,247
Schlumberger	7,200	446,616
		2,022,279
Financial--18.1%		
American International Group	9,400	622,844
Axis Capital Holdings	12,200	423,218
Bank of New York	14,800	521,848
Benfield Group	49,900	341,296
Charles Schwab	31,400	562,060
Citigroup	5,700	283,119
Eaton Vance	10,100	291,486
JPMorgan Chase & Co.	7,236	339,803
KKR Private Equity Investors, LLP (Units)	18,000 d	382,500
Lazard, Cl. A	6,700	267,866
Montpelier Re Holdings	9,800	190,022
Nuveen Investments, Cl. A	5,800	297,134
Royal Bank of Scotland Group	15,526	534,299
		5,057,495
Health Care--13.2%		
Abbott Laboratories	10,200	495,312
Community Health Systems	8,000 a	298,800
Endo Pharmaceuticals Holdings	11,800 a	384,090

ADR - American Depository Receipts
a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, this security amounted to $312,620 or 1.1% of net assets.
c Investment in affiliated money market mutual fund.
d Security restricted as to public resale. Investments in restricted securities, with a value of $382,500 or 1.4% of net assets, are as follows:

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

KKR Private Equity Investors, LLP (Units)	5/3/06-5/5/06	24.97	1.4	21.25 per unit

† Average cost per unit. The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)